Financial Instruments by Category (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments by Category [Abstract]
Schedule of Financial Assets and Receivables and Financial Liabilities

At the reporting date, the aggregate carrying amount of financial assets and receivables and financial liabilities at amortized cost were as follows:

	March 31, 2025	March 31, 2026
	US$	US$
Financial assets measured at amortized cost
Trade and other receivables	1,260,935	1,847,204
Amounts due from related parties	1,053,708	72,033
Loans to related parties	4,291,215	—
Cash and cash equivalents	102,697	3,583,757
	6,708,555	5,502,994

Financial liabilities measured at amortized cost
Trade and other payables	4,252,009	2,826,354
Lease liabilities	168,548	87,632
Borrowings	5,088,600	—
	9,509,157	2,913,986